Parent Company Only Financial Information [Text Block] (Tables) - MUFG [Member]	12 Months Ended
Mar. 31, 2021
Condensed Balance Sheets [Table Text Block]
Condensed Balance Sheets

	As of March 31,
	2020	2021
	(in millions)
Assets:
Cash and interest-earning deposits with banking subsidiaries	¥185,668	¥229,380
Investments in subsidiaries and affiliated companies	16,116,568	16,658,522
Banking subsidiaries	12,361,190	12,793,367
Non-banking subsidiaries and affiliated companies	3,755,378	3,865,155
Loans to subsidiaries	8,746,231	9,208,439
Banking subsidiaries	8,222,278	8,690,696
Non-banking subsidiaries	523,953	517,743
Other assets	241,441	197,231

Total assets	¥25,289,908	¥26,293,572

Liabilities and Shareholders’ equity:
Short-term borrowings from banking subsidiaries	¥1,255,991	¥1,206,694
Long-term debt from non-banking subsidiaries and affiliated companies	30,686	15,897
Long-term debt	8,758,646	9,226,046
Other liabilities	228,098	183,986

Total liabilities	10,273,421	10,632,623

Total shareholders’ equity	15,016,487	15,660,949

Total liabilities and shareholders’ equity	¥25,289,908	¥26,293,572

Condensed Statements of Income [Table Text Block]

Condensed Statements of Income

	Fiscal years ended March 31,
	2019	2020	2021
	(in millions)
Income:
Dividends from subsidiaries and affiliated companies	¥306,879	¥376,376	¥404,064
Banking subsidiaries	207,161	277,472	317,453
Non-banking subsidiaries and affiliated companies	99,718	98,904	86,611
Management fees from subsidiaries	28,305	33,543	35,095
Interest income from subsidiaries	127,117	174,500	174,816
Foreign exchange gains (losses)—net	(20,598)	4,834	1,089
Trading account losses—net	(8,078)	(37,272)	(18,285)
Gains on sales of investment in subsidiaries and affiliated companies—net	252,253	67,406	95
Other income	3,199	14,968	12,552

Total income	689,077	634,355	609,426

Expense:
Operating expenses	28,168	30,431	37,567
Interest expense to subsidiaries and affiliated companies	34,594	26,244	11,415
Interest expense	108,756	155,774	159,057
Other expense	1,657	15,024	8,164

Total expens e	173,175	227,473	216,203

Equity in undistributed net income (loss) of subsidiaries and affiliated companies—net	194,390	(108,069)	727,257

Income before income tax expense (benefit)	710,292	298,813	1,120,480
Income tax expense (benefit)	(8,353)	(7,142)	3,182

Net income	¥718,645	¥305,955	¥1,117,298

Condensed Statements of Cash Flows [Table Text Block]
Condensed Statements of Cash Flows

	Fiscal years ended March 31,
	2019	2020	2021
	(in millions)
Operating activities:
Net income	¥718,645	¥305,955	¥1,117,298
Adjustments and other	(351,775)	(1,704)	(568,317)

Net cash provided by operating activities	366,870	304,251	548,981

Investing activities:
Proceeds from redemption of other investment securities	—	240,000	—
Proceeds from sales of investment in subsidiaries and affiliated companies	455,605	135,581	35,081
Purchase of equity investment in subsidiaries and an affiliated company	(18,346)	—	—
Net increase in loans to subsidiaries	(2,112,711)	(1,547,178)	(462,208)
Other—ne t	(9,009)	(12,572)	(11,531)

Net cash used in investing activities	(1,684,461)	(1,184,169)	(438,658)

Financing activities:
Net decrease in short-term borrowings from subsidiaries	(194,300)	(164,272)	(49,058)
Proceeds from issuance of long-term debt	2,043,677	1,844,488	831,121
Repayment of long-term debt	(314)	(214,994)	(514,436)
Repayment of long-term debt to affiliated companies	(500)	(241,000)	(10,500)
Proceeds from sales of treasury stock	3	2	1
Payments for acquisition of treasury stock	(150,277)	(50,022)	(13)
Dividends paid	(276,279)	(304,538)	(321,772)
Other—net	(15,490)	(7,791)	(1,954)

Net cash provided by (used in) financing activities	1,406,520	861,873	(66,611)

Net increase (decrease) in cash and cash equivalents	88,929	(18,045)	43,712
Cash and cash equivalents at beginning of fiscal year	114,784	203,713	185,668

Cash and cash equivalents at end of fiscal year	¥203,713	¥185,668	¥229,380